CAPITAL STRUCTURE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
CAPITAL STRUCTURE
9
. CAPITAL STRUCTURE
Shares Authorized
As of
September
 30, 2021, the Company had a total of 750,000,000 shares authorized for issuance with 600,000,000 shares designated as common stock and 150,000,000 shares designated as preferred stock.
W
arrants
As of
September
 30, 2021, the Company had 760,915 private warrants outstanding. Each private warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment, at any time commencing 30 days after the completion of the Business Combination. For the three months ended
September
 30, 2021 and 2020, the Company recorded a $4.5 million and $37.7 million gain, respectively, for revaluation of warrant liability on the consolidated statements of operations. For the nine months ended September 30, 2021 and 2020, the Company recorded a
$2.9 million and $8.6
million gain, respectively, for revaluation of warrant liability on the consolidated statements of operations. As of September 30, 2021 and December 31, 2020, the Company had
$4.4 million and $7.3
million, respectively, for warrant liability related to the private warrants outstanding on the consolidated balance sheets.
T
he exercise price and number of common stock issuable upon exercise of the private warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the private warrants will not be adjusted for issuance of common stock at a price below their exercise price.
Stock Purchase Agreement
s
Purchase Agreement with Tumim Stone Capital LLC
On June 11, 2021, the Company entered into a common stock purchase agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with Tumim Stone Capital LLC (“Tumim”), pursuant to which Tumim has committed to purchase up to $300 million in shares of the Company’s common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. The Company shall not issue or sell any shares of common stock under the Purchase Agreement which, when aggregated with all other shares of common stock beneficially owned by Tumim, would result in beneficial ownership of more than 4.99% of the Company’s outstanding shares of common stock.
Under the terms of the Purchase Agreement, the Company has the right, but not the obligation, to sell to Tumim, shares of common stock over the period commencing on the date of the Purchase Agreement (the “Tumim Closing Date”) and ending on the first day of the month following the
36-month
anniversary of the Tumim Closing Date, provided that a registration statement covering the resale of shares of common stock that have been and may be issued under the Purchase Agreement is declared effective by the SEC. The registration statement covering the offer and sale of up to 18,012,845 shares of common stock to Tumim was declared effective on June 30, 2021. The purchase price will be calculated as 97% of the volume weighted average prices of the Company’s common stock during normal trading hours for three consecutive trading days commencing on the purchase notice date.
Concurrently with the signing of the Purchase Agreement, the Company issued 155,703 shares of its common stock to Tumim as a commitment fee (“Commitment Shares”). The total fair value of the shares issued for the commitment fee of $2.6 million was recorded in selling, general, and administrative expense on the Company’s consolidated statements of operations.
During the three and nine months ended September 30, 2021, the Company sold 6,270,740 shares of common stock for proceeds of $72.9 million under the terms of the Purchase Agreement. As of September 30, 2021, the remaining commitment available under the Purchase Agreement is $227.1 million.
S
econd Purchase Agreement with Tumim Stone Capital LLC
On September 24, 2021, the Company entered into a second common stock purchase agreement (the “Second Purchase Agreement”) and a registration rights agreement with Tumim, pursuant to which Tumim has committed to purchase up to $300.0 million in shares of the Company’s common stock, subject to certain limitations and conditions set forth in the Second Purchase Agreement. The Company will not issue or sell any shares of common stock under the Second Purchase Agreement which, when aggregated with all other shares of common stock beneficially owned by Tumim, would result in beneficial ownership of more than 4.99% of the Company’s outstanding shares of common stock.
Under the terms of the Second Purchase Agreement, the Company has the right, but not the obligation, to sell to Tumim, shares of common stock over the period commencing on the date of the Second Purchase Agreement (the “Second Tumim Closing Date”) and ending on the first day of the month following the
36-month
anniversary of the Second Tumim Closing Date, provided that certain conditions have been met. These conditions includes effectiveness of a registration statement covering the resale of shares of common stock that have been and may be issued under the Second Purchase Agreement and termination of the Purchase Agreement. The purchase price will be calculated as 97% of the volume weighted average prices of the Company’s common stock during normal trading hours for three consecutive trading days commencing on the purchase notice date.
Concurrently with the signing of the Second Purchase Agreement, the Company issued 252,040 shares of its common stock to Tumim as a commitment fee. The total fair value of the shares issued for the commitment fee of $2.9 million was recorded in selling, general, and administrative expense on the Company’s consolidated statement of operations.
As of September 30, 2021, the Company has not sold any shares of common stock to Tumim under the terms of the Second Purchase Agreement and has a remaining commitment of $300 million available.

10. Capital Structure (As Restated)
Shares Authorized
As of December 31, 2020, the Company had authorized a total of 750,000,000 shares for issuance with 600,000,000 shares designated as common stock and 150,000,000 shares designated as preferred stock.
Warrants
As of December 31, 2020, the Company had 760,915 private warrants outstanding. Each private warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment, at any time commencing 30 days after the completion of the Business Combination. There were 129,085 private warrants exercised in the fourth quarter of 2020, for total proceeds of $1.5 million. As of December 31, 2020, the Company recorded $7.3 million (As Restated) for warrant liability related to the private warrants outstanding.
The exercise price and number of common shares issuable upon exercise of the private warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the private warrants will not be adjusted for issuance of common stock at a price below its exercise price.
On July 22, 2020, the Company issued a notice of redemption of all of its outstanding public warrants on a cash basis which was completed in September 2020. The Company issued 22,877,806 shares of common stock pursuant to the exercise of public warrants and received approximately $263.1 million of proceeds from such exercises. The 122,194 public warrants not exercised by the end of the redemption period were redeemed for a price of $0.01 per public warrant, and subsequently cancelled by the Company. The private warrants held by the initial holders thereof or permitted transferees of the initial holders were not subject to this redemption.